Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net (Loss) Income Per Share (Details) - NorthView Acquisition Corp [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Common stock subject to possible redemption [Member]
Numerator:
Allocation of net (loss) income	$ (224,777)	$ (49,458)	$ (685,851)	$ (159,563)	$ (1,096,239)	$ 562,049
Denominator:
Weighted-average shares outstanding	146,440	738,075	412,717	783,151	747,644	4,866,356
Basic net (loss) income per share	$ (1.53)	$ (0.07)	$ (1.66)	$ (0.2)	$ (1.47)	$ 0.12
Diluted net (loss) income per share	$ (1.53)	$ (0.07)	$ (1.66)	$ (0.2)	$ (1.47)	$ 0.12
Common stock [Member]
Numerator:
Allocation of net (loss) income	$ (7,972,099)	$ (348,029)	$ (8,630,935)	$ (1,058,201)	$ (7,615,380)	$ 599,861
Denominator:
Weighted-average shares outstanding	5,193,750	5,193,750	5,193,750	5,193,750	5,193,750	5,193,750
Basic net (loss) income per share	$ (1.53)	$ (0.07)	$ (1.66)	$ (0.2)	$ (1.47)	$ 0.12
Diluted net (loss) income per share	$ (1.53)	$ (0.07)	$ (1.66)	$ (0.2)	$ (1.47)	$ 0.12